CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥) ¥ / shares shares		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares		Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues
Other revenues		¥ 182,422		$ 28,038	¥ 257,638		¥ 294,200
Total net revenues		11,594,792		1,782,088	8,204,050		5,897,249
Cost of revenues		(7,026,402)	[1]	(1,079,938)	(5,103,430)	[2]	(3,579,744)	[3]
Gross profit		4,568,390		702,150	3,100,620		2,317,505
Operating expenses
Research and development expenses		(781,886)	[1]	(120,174)	(675,230)	[2]	(548,799)	[3]
Sales and marketing expenses		(691,281)	[1]	(106,248)	(387,268)	[2]	(312,870)	[3]
General and administrative expenses		(544,641)	[1]	(83,710)	(482,437)	[2]	(358,474)	[3]
Goodwill impairment		(2,527)	[1],[4]	(388)	(17,665)	[2],[4]	(310,124)	[3]
Fair value change of contingent consideration		0		0	0	[2]	292,471	[3]
Total operating expenses		(2,020,335)	[1]	(310,520)	(1,562,600)	[2]	(1,237,796)	[3]
Gain on deconsolidation and disposal of subsidiaries		37,989		5,839	103,960		0
Other income		113,187		17,397	129,504		82,300
Operating income		2,699,231		414,866	1,771,484		1,162,009
Gain on partial disposal of investments		45,861		7,049	25,061		0
Interest expense		(32,122)		(4,937)	(81,085)		(97,125)
Interest income		180,384		27,725	67,193		137,892
Foreign currency exchange (losses) gains, net		(2,176)		(334)	1,158		(38,099)
Other non-operating expenses		0		0	0		(2,165)
Income before income tax expenses		2,891,178		444,369	1,783,811		1,162,512
Income tax expenses		(415,811)		(63,909)	(280,514)		(178,327)
Income before share of income in equity method investments, net of income taxes		2,475,367		380,460	1,503,297		984,185
Share of income in equity method investments, net of income taxes		33,024		5,076	8,279		14,120
Net income (loss)		2,508,391		385,536	1,511,576		998,305
Less: Net (loss) income attributable to the non-controlling interest shareholders and the mezzanine equity classified non-controlling interest shareholders		15,156		2,329	(12,342)		(34,938)
Net income attributable to YY Inc.		2,493,235		383,207	1,523,918		1,033,243
Other comprehensive income (loss):
Unrealized gain (loss) of available-for-sale securities, net of nil tax		(41,150)		(6,325)	134,768		0
Foreign currency translation adjustments, net of nil tax		(61,513)		(9,454)	(5,317)		4,414
Total comprehensive income		¥ 2,390,572		$ 367,428	¥ 1,653,369		¥ 1,037,657
Net income per common share
-Basic (in CNY/dollars per share) | (per share)	[5]	¥ 2.1		$ 0.32	¥ 1.35		¥ 0.92
-Diluted (in CNY/dollars per share) | (per share)	[5]	¥ 2.07		$ 0.32	¥ 1.32		¥ 0.9
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	[5]	1,186,460,144		1,186,460,144	1,127,343,312		1,125,189,978
-Diluted (in shares)	[5]	1,216,637,741		1,216,637,741	1,216,111,329		1,150,831,163
ADSs [Member]
Net income per common share
-Basic (in CNY/dollars per share) | (per share)	[5]	¥ 42.03		$ 6.46	¥ 27.04		¥ 18.37
-Diluted (in CNY/dollars per share) | (per share)	[5]	¥ 41.33		$ 6.35	¥ 26.4		¥ 17.96
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	[5]	59,323,007		59,323,007	56,367,166		56,259,499
-Diluted (in shares)	[5]	60,831,887		60,831,887	60,805,566		57,541,558
Live streaming [Member]
Net revenues
Total net revenues		¥ 10,670,954		$ 1,640,096	¥ 7,027,227		¥ 4,539,857
Online games [Member]
Net revenues
Total net revenues		543,855		83,589	634,325		771,882
Membership [Member]
Net revenues
Total net revenues		¥ 197,561		$ 30,365	¥ 284,860		¥ 291,310

[1]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting Total RMB RMB RMB Cost of revenues 39,882 2,877 42,759 Research and development expenses 113,174 9,174 122,348 Sales and marketing expenses 3,626 791 4,417 General and administrative expenses 60,871 27,266 88,137 Share based compensation expenses 217,553 40,108 257,661
[2]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting 100 Education Total RMB RMB RMB RMB Cost of revenues 9,893 5,677 324 15,894 Research and development expenses 53,085 19,538 6,193 78,816 Sales and marketing expenses 2,781 326 - 3,107 General and administrative expenses 19,523 26,557 13,389 59,469 Share based compensation expenses 85,282 52,098 19,906 157,286
[3]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting 100 Education Total RMB RMB RMB RMB Cost of revenues 20,932 2,642 389 23,963 Research and development expenses 52,395 11,759 6,797 70,951 Sales and marketing expenses 2,628 655 - 3,283 General and administrative expenses 49,137 5,425 32,613 87,175 Share based compensation expenses 125,092 20,481 39,799 185,372
[4]	The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results.In December 2016, the Group has identified impairment indicator for 100-Online Education Technology (Beijing) Co., Ltd.(“100-Online”) as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100-Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively.In December 2017, the Group has identified impairment indicator for Guangzhou Zhuque Information Technology Co., Ltd. (“Zhuque”). Based on the results of the impairment assessment, an impairment charge of RMB2,527 for Zhuque was recognized.The above goodwill impairment assessments on 100-Online, Bilin Online and Zhuque adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.
[5]	Each ADS represents 20 common shares.